Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2021
Variable Interest Entity, Primary Beneficiary, Does Not Hold Majority Voting Interest, Disclosures [Abstract]
Schedule of Financial Information of VIE's	The revenues, income before income taxes and net cash provided by operating activities for our variable interest entities are as follows:

	Year ended December 31,
	2021	2020	2019
Revenues	$92	$104	$93
Income before income taxes	6	15	10
Net cash provided by operating activities	11	16	12